Putnam High Yield Fund
The fund's portfolio
2/28/25 (Unaudited)

CORPORATE BONDS AND NOTES (83.5%)(a)
		Principal amount	Value
Advertising and marketing services (0.9%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$2,460,000	$2,514,206
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		1,910,000	1,775,463
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		1,225,000	1,287,756
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		700,000	686,496
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 4.625%, 3/15/30		1,860,000	1,741,199

			8,005,120
Automotive (0.7%)
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 6/1/31(PIK)		1,160,000	1,319,660
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28(PIK)		1,826,261	1,893,417
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)		1,390,000	1,401,000
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)		1,425,000	1,441,302

			6,055,379
Banking (2.4%)
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.375%, 9/19/53 (Spain)		200,000	220,805
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity		600,000	578,185
Banco Santander SA jr. unsec. sub. bonds 8.00%, 8/1/54 (Spain)		200,000	212,012
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)		200,000	232,049
Banco Santander SA jr. unsec. sub. FRB 4.75%, perpetual maturity		200,000	193,115
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27		350,000	341,332
Bank of Montreal jr. unsec. sub. bonds 7.70%, 5/26/84 (Canada)		200,000	206,168
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)		200,000	200,406
Bank of Nova Scotia (The) jr. unsec. sub. FRB 8.625%, 10/27/82 (Canada)		300,000	317,081
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)		100,000	93,247
Bank of Nova Scotia		320,000	319,455
Barclays PLC jr. unsec. sub. bonds 7.625%, 2/25/55 (United Kingdom)		200,000	200,892
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity		200,000	208,761
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)		200,000	200,488
BNP Paribas SA 144A jr. unsec. sub. bonds 7.375%, 9/10/34 (France)		200,000	202,576
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity		200,000	208,072
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity		300,000	302,021
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74		100,000	102,357
Citigroup, Inc. jr. unsec. sub. bonds Ser. DD, 7.00%, 7/30/54		200,000	210,849
Citigroup, Inc. jr. unsec. sub. bonds Ser. FF, 6.95%, 2/12/55		50,000	50,494
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		490,000	482,259
Citizens Financial Group, Inc. jr. unsec. sub. FRN		320,000	321,837
Credit Agricole SA 144A jr. unsec. sub. bonds 6.70%, 9/23/34 (France)		200,000	195,693
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)		450,000	414,210
Credit Suisse Group AG 144A jr. unsec. sub. bonds 7.125%, 2/10/75 (Switzerland)		200,000	200,588
Credit Suisse Group AG 144A jr. unsec. sub. bonds 7.00%, 2/10/75 (Switzerland)		200,000	200,422
Deutsche Bank AG jr. unsec. sub. bonds 7.50%, 11/21/64 (Germany)		600,000	601,305
Fifth Third Bancorp jr. unsec. sub. FRB 4.50%, 7/30/50		150,000	148,795
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		1,875,000	2,101,201
HSBC Holdings PLC jr. unsec. sub. bonds 6.95%, 9/11/34 (United Kingdom)		750,000	758,719
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	244,361
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity		540,000	539,184
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity		610,000	610,917
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	385,440
JPMorgan Chase & Co. jr. unsec. sub. bonds Ser. OO, 6.50%, 2/4/55		300,000	307,689
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		400,000	391,412
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity		600,000	607,099
Mitsubishi UFJ Financial Group, Inc. Jr. unsec. sub. FRB 8.20%, perpetual maturity		550,000	604,973
NatWest Group PLC jr. unsec. sub. bonds 8.125%, 5/10/74 (United Kingdom)		200,000	213,451
PNC Financial Services Group, Inc.		350,000	352,219
PNC Financial Services Group, Inc.		450,000	456,604
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity		590,000	596,743
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)		205,000	224,390
Societe Generale SA 144A jr. unsec. sub. FRB 9.375%, 11/22/52 (France)		200,000	213,403
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity		1,665,000	1,633,092
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity	EUR	120,000	145,106
Sumitomo Mitsui Financial Group, Inc. jr. unsec. sub. bonds 6.45%, 2/25/55 (Japan)		$300,000	300,449
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)		550,000	573,860
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	557,415
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity		650,000	621,809
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity		510,000	512,224
UBS Group AG 144A jr. unsec. sub. bonds 9.25%, 11/13/73 (Switzerland)		200,000	231,986
Wells Fargo & Co. jr. unsec. sub. bonds 6.85%, 9/15/29		1,000,000	1,035,320
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		425,000	417,049

			21,801,589
Basic materials (9.5%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		3,165,000	3,478,934
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		2,745,000	2,812,093
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		2,060,000	2,143,652
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		485,000	461,090
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		580,000	557,981
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		2,260,000	2,261,973
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		930,000	933,210
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		1,715,000	1,768,551
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		2,660,000	2,458,223
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		1,705,000	1,661,714
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,805,503
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		2,310,000	2,200,790
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	886,205
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,929,116
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		1,150,000	1,165,416
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)		2,637,000	2,752,070
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		1,300,000	1,365,715
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		2,145,000	2,155,137
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		1,935,000	1,945,633
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,578,472
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	400,000	397,377
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$2,305,000	2,312,019
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,139,875
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	828,693
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		1,920,000	1,923,120
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	1,135,000	1,131,835
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		$1,890,000	1,728,760
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		2,310,000	2,308,986
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		4,995,000	4,987,961
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		2,170,000	2,204,307
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		2,195,000	2,231,030
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,716,342
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		1,185,000	1,295,249
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		365,000	321,356
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		1,815,000	1,856,640
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,905,000	1,796,963
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	730,000	738,904
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$1,175,000	1,238,141
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		1,550,000	1,573,459
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		775,000	787,288
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		1,995,000	2,118,443
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		2,396,000	2,311,245
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		1,840,000	1,824,549
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		1,430,000	1,418,427
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,125,000	2,283,646
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		2,645,000	2,680,596
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		2,190,000	2,075,184
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		1,081,000	1,081,261
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		3,145,000	2,839,859
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		1,435,000	1,315,707

			88,788,700
Broadcasting (1.8%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		4,885,000	5,094,967
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		1,695,000	985,916
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		1,440,000	1,365,390
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62		100,000	97,229
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		5,220,000	5,174,191
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,192,000	1,902,986
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,295,000	2,157,437

			16,778,116
Building materials (3.0%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,288,330
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,210,000	1,116,231
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		1,305,000	1,284,003
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		2,145,000	2,035,622
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	660,000	723,504
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$3,010,000	3,048,895
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		2,600,000	2,303,328
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,960,000	1,805,751
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		2,350,000	2,396,330
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		2,480,000	2,383,169
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,484,000	1,505,938
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		$2,225,000	2,080,321
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		4,485,000	4,484,485

			27,455,907
Capital goods (7.6%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		740,000	740,929
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		3,415,000	3,516,449
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	1,115,000	1,006,246
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$1,730,000	1,512,221
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,745,000	892,742
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,985,000	3,166,831
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		915,000	900,900
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		975,000	912,117
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		1,915,000	2,041,207
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		434,000	436,230
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		400,000	414,119
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		645,000	654,724
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		755,000	773,528
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		1,675,000	1,795,603
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		2,180,000	2,280,411
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		800,000	860,339
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		435,000	444,399
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		1,685,000	1,710,144
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		2,125,000	1,694,998
Efesto Bidco SpA/Efesto US, LLC 144A sr. notes Ser. XR, 7.50%, 2/15/32 (Italy)		3,140,000	3,119,700
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,180,000	1,135,576
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		685,000	711,229
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		2,365,000	2,354,152
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		1,450,000	1,386,865
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		3,190,000	3,078,932
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		1,635,000	1,718,794
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,475,000	1,483,408
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		710,000	729,047
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		2,445,000	2,576,047
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,787,510
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		1,680,000	1,625,104
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		3,130,000	3,469,182
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		699,000	751,656
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,400,000	1,349,796
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		2,210,000	2,197,687
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,655,000	2,539,495
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		440,000	454,254
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		2,705,000	2,680,361
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		1,800,000	1,848,740
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		210,000	214,249
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33		1,020,000	1,035,296
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		2,515,000	2,571,638
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		525,000	534,743
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33		990,000	1,000,456
ZF North America Capital, Inc. 144A company guaranty sr. unsec. Notes 7.125%, 4/14/30 (Germany)		810,000	811,441
ZF North America Capital, Inc. 144A company guaranty sr. unsec. notes 6.875%, 4/14/28 (Germany)		810,000	818,820
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		1,520,000	1,495,759

			71,234,074
Commercial and consumer services (2.0%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		1,570,000	1,497,710
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		2,830,000	2,920,832
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	1,175,530
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		1,137,000	1,010,299
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		2,180,000	2,281,836
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		4,495,000	4,523,804
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		2,710,000	2,716,523
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		1,931,000	1,904,111
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		715,000	778,451

			18,809,096
Communication services (6.1%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,228,535
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,340,000	1,048,087
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,125,000	906,543
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,452,735
Bell Canada company guaranty jr. unsec. sub. bonds 7.00%, 9/15/55 (Canada)		150,000	150,954
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		3,742,000	3,642,117
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		7,000,000	6,527,214
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		4,780,000	4,299,110
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		4,375,000	4,014,991
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		4,565,000	4,460,149
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		4,200,000	3,609,173
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 10.00%, 2/15/31		1,805,000	1,772,886
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		875,000	854,519
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		911,000	897,278
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,260,000	1,186,832
EchoStar Corp. company guaranty sr. sub. notes Ser. ., 10.75%, 11/30/29		2,365,000	2,535,826
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,565,000	1,655,715
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		1,570,000	1,570,360
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)		1,775,000	1,794,598
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		2,309,000	2,525,469
Rogers Communications, Inc. unsec. sub. bonds 7.125%, 4/15/55 (Canada)		65,000	65,416
Rogers Communications, Inc. unsec. sub. bonds 7.00%, 4/15/55 (Canada)		135,000	135,653
Rogers Communications, Inc. 144A unsec. sub. FRB 5.25%, 3/15/82 (Canada)		705,000	690,261
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		3,060,000	2,659,210
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		1,490,000	1,326,659
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	453,078
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,377,095
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		3,130,000	3,331,384

			56,171,847
Consumer finance (2.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		1,210,000	1,247,564
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	242,878
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		250,000	242,046
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	230,429
Freedom Mortgage Holdings, LLC 144A sr. unsec. notes 8.375%, 4/1/32		3,475,000	3,477,311
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		285,000	277,976
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		795,000	822,812
ILFC E-Capital Trust II 144A company guaranty jr. unsec. sub. bonds (CME Term SOFR 3 Month + 2.06%), 6.399%, 12/21/65		340,000	291,999
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		405,000	423,340
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		270,000	279,851
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		2,260,000	2,330,026
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		4,325,000	4,214,892
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		2,150,000	2,242,211
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		2,140,000	2,202,904
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	2,081,887
PHH Escrow Issuer, LLC/PHH Corp. 144A sr. unsec. notes 9.875%, 11/1/29		5,850,000	5,683,496

			26,291,622
Consumer staples (3.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		2,345,000	2,140,253
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		855,000	870,066
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,710,000	1,682,469
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		2,275,000	2,126,780
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29		820,000	901,505
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		2,270,000	2,372,309
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		1,330,000	1,358,520
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		2,060,000	1,989,290
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	1,720,000	1,724,911
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$950,000	890,459
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		2,039,000	2,148,637
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		1,440,000	1,526,224
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		3,110,000	2,894,132
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		305,000	313,350
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		1,235,000	1,253,456
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,976,000	2,959,244
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		1,855,000	1,878,265
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		535,000	559,766
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		1,730,000	1,705,538
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		920,000	900,136
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		3,090,000	3,145,975

			35,341,285
Energy (9.1%)
BP Capital Markets PLC company guaranty unsec. sub. bonds 6.45%, 3/1/34 (United Kingdom)		250,000	255,974
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity		490,000	472,033
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		3,085,000	3,128,499
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		1,850,000	1,927,606
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,230,000	2,330,494
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		755,000	764,674
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,644,000	3,736,368
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31		1,720,000	1,849,581
Harbour Energy PLC 144A company guaranty sr. unsec. notes 5.50%, 10/15/26 (United Kingdom)		2,575,000	2,574,985
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		2,530,000	2,500,246
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	1,052,488
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		1,090,000	1,113,933
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28		1,310,000	1,320,322
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		4,405,000	4,399,216
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		3,455,000	3,390,050
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		3,565,000	3,511,719
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		2,780,000	2,781,805
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		3,525,000	3,175,737
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,765,000	1,769,547
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		6,844,000	6,943,662
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		949,000	951,821
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		1,415,000	1,413,720
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		3,064,000	2,921,178
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		2,610,000	2,670,064
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		3,065,000	3,213,202
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		2,195,000	2,197,488
South Bow Canadian Infrastructure Holdings, Ltd. 144A company guaranty jr. unsec. sub. bonds 7.625%, 3/1/55 (Canada)		200,000	205,695
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	309,915
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		521,923	535,954
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		964,425	963,288
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		2,008,571	2,053,600
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		2,195,000	1,723,048
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		616,000	643,387
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		395,000	404,420
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		720,000	671,773
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54		2,460,000	2,503,809
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		1,940,000	2,122,954
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		2,090,000	2,309,297
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		2,790,000	2,909,236
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		1,070,000	1,115,268
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		2,940,000	3,086,459
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		965,000	959,684

			84,884,199
Entertainment (2.4%)
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		2,199,000	2,174,633
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,045,000	2,003,757
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,204,960
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		895,000	949,965
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32		1,995,000	2,040,568
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		1,345,000	1,431,699
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	1,725,000	2,173,382
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		$455,000	464,472
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		3,760,000	3,804,710
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		1,665,000	1,656,851
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		330,000	326,053
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,500,000	2,579,497
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		1,000,000	1,025,110

			21,835,657
Financial (2.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		2,473,000	2,797,589
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		400,000	388,674
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		1,060,000	1,132,650
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		1,240,000	1,321,457
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		3,710,000	3,906,979
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32		6,316,000	6,344,996
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		2,875,000	3,074,413
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		5,340,000	5,628,061

			24,594,819
Gaming and lottery (3.8%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		3,400,000	3,205,577
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		395,000	400,897
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		3,237,000	3,336,445
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32		2,440,000	2,380,825
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		3,955,000	3,739,977
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		2,575,000	2,714,320
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		440,000	459,596
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,652,977
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,264,000	2,244,583
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		2,215,000	2,179,821
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		1,990,000	2,009,452
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		1,435,000	1,322,466
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		2,265,000	2,206,819
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		4,585,000	4,828,830

			34,682,585
Health care (7.0%)
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,796,762
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		1,420,000	1,482,125
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	1,428,402
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,035,000	906,031
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		3,050,000	3,123,871
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		2,295,000	2,214,749
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,187,851
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		3,865,000	3,279,420
Concentra Escrow Issuer Corp. 144A sr. unsec.notes 6.875%, 7/15/32		2,045,000	2,123,620
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		2,203,000	2,228,409
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		1,090,000	1,092,661
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		5,415,000	5,504,678
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		1,105,000	1,185,684
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	5,350,000	5,268,518
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		$6,955,000	6,624,222
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		2,380,000	2,232,755
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		1,385,000	1,343,705
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		3,325,000	3,288,611
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		1,885,000	1,780,509
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		4,725,000	4,740,484
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	3,190,000	3,402,249
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$1,055,000	1,089,838
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,665,000	1,868,576
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		1,245,000	1,352,107
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		3,585,000	3,531,880

			65,077,717
Homebuilding (1.0%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		1,539,200	1,422,721
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		2,145,000	2,267,915
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		840,000	849,894
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,759,000	1,710,467
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		947,000	948,022
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		1,860,000	1,783,057

			8,982,076
Insurance (2.3%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		2,605,000	2,690,936
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		2,605,000	2,740,877
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		3,400,000	3,468,476
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		795,000	812,411
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		3,195,000	3,111,759
Beacon Funding Trust 144A sr. unsec. bonds 6.266%, 8/15/54		300,000	304,652
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (CME Term SOFR 3 Month + 2.39%), 6.71%, 2/12/47		550,000	511,125
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		2,065,000	2,133,979
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		1,000,000	1,065,475
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		2,325,000	2,518,055
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51		300,000	287,078
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		325,000	221,683
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	416,638
Prudential Financial, Inc. jr. unsec. sub. bonds 6.50%, 3/15/54		200,000	205,396
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52		100,000	95,375
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	467,710

			21,051,625
Investment banking/Brokerage (0.4%)
Apollo Global Management, Inc. company guaranty jr. unsec. sub. bonds 6.00%, 12/15/54		250,000	244,111
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51		500,000	483,077
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		780,000	853,510
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		1,360,000	1,224,539
Goldman Sachs Group, Inc. (The) jr. unsec. sub. bonds 6.85%, 1/24/75		250,000	255,711
Morgan Stanley jr. unsec. sub. FRN		760,000	761,773

			3,822,721
Lodging/Tourism (1.0%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		655,000	688,999
Carnival Corp. 144A company guaranty sr. unsec. sub. notes 6.125%, 2/15/33		1,155,000	1,163,897
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30		1,495,000	1,500,311
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		3,705,000	3,716,786
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		2,365,000	2,568,158

			9,638,151
Publishing (1.5%)
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		2,833,000	2,899,890
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		2,265,000	2,277,775
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		3,455,000	3,269,949
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		5,595,000	5,741,846

			14,189,460
Real estate (1.3%)
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		1,495,000	1,393,171
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		1,675,000	1,631,434
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32		4,530,000	4,651,818
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		635,000	658,548
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		2,540,000	2,574,639
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		755,000	766,406

			11,676,016
Retail (1.8%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		4,090,000	4,244,569
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		1,460,000	1,370,172
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		5,255,000	5,376,927
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		2,150,000	2,043,569
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		2,220,000	2,150,090
Specialty Building Products Holdings, LLC/ SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		1,100,000	1,125,185

			16,310,512
Technology (4.0%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		1,370,000	1,355,234
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		1,310,000	1,339,907
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		2,272,000	2,236,596
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28		4,565,000	4,334,348
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		1,865,000	1,932,616
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,475,000	2,299,030
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		2,272,000	2,187,577
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		5,820,000	5,676,077
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,095,000	1,036,794
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		2,025,000	1,950,833
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		835,000	738,601
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33		5,403,000	5,474,011
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		3,316,000	3,109,622
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		2,765,000	2,839,713

			36,510,959
Textiles (0.7%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		3,265,000	3,480,157
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		2,845,000	2,539,532

			6,019,689
Transportation (0.7%)
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		2,010,000	2,088,424
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		890,000	858,662
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32		3,070,000	3,164,108

			6,111,194
Utilities and power (3.2%)
American Electric Power Co., Inc. jr. unsec. sub. FRB 3.875%, 2/15/62		400,000	381,964
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)		2,495,000	2,475,576
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		1,885,000	1,817,148
CenterPoint Energy, Inc. jr. unsec. sub. bonds 6.70%, 5/15/55		200,000	198,825
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82		425,000	401,742
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity		1,065,000	1,220,054
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)		450,000	454,721
Enbridge, Inc. unsec. sub. FRB 8.50%, 1/15/84 (Canada)		200,000	222,179
Enbridge, Inc. unsec. sub. FRB 7.375%, 1/15/83 (Canada)		320,000	328,108
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)		200,000	199,251
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		4,075,000	4,068,079
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity		200,000	200,799
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. bonds 6.375%, 8/15/55		165,000	165,972
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79		650,000	641,474
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82		250,000	240,346
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33		665,000	723,737
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		2,395,000	2,404,817
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		2,285,000	2,550,637
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55		1,650,000	1,634,845
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		430,000	413,103
Sempra jr. unsec. sub. bonds 6.875%, 10/1/54		100,000	100,446
Sempra jr. unsec. sub. bonds 6.625%, 4/1/55		200,000	197,744
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51		500,000	485,495
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		1,173,000	1,207,486
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		1,795,000	1,826,036
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		1,420,000	1,466,421
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,414,437
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		2,150,000	2,271,733

			29,713,175

Total corporate bonds and notes (cost $770,861,300)			$771,833,290

SENIOR LOANS (7.1%)(a)(c)
	Principal amount	Value
Basic materials (1.6%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.174%, 11/23/27	$2,012,286	$1,920,657
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.354%, 4/30/28	905,884	872,077
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 11.861%, 3/15/30	1,725,882	1,687,050
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.227%, 2/4/26	1,399,251	1,318,409
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.947%, 10/16/28	981,269	982,756
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 4/3/28	1,762,653	1,774,225
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.554%, 4/3/28	876,167	882,922
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31	2,260,000	2,273,775
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/21/29	2,687,832	2,606,632
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.579%, 9/22/28	435,510	436,055

		14,754,558
Capital goods (0.9%)
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.074%, 1/14/32	1,258,587	1,258,065
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	2,305,627	2,182,229
Filtration Group Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.324%, 12/26/28	1,742,841	1,754,213
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	635,592	635,697
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	2,134,917	2,139,465

		7,969,669
Communication services (0.6%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.824%, 9/13/29	1,320,025	1,155,570
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	2,559,644	2,547,281
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.502%, 7/16/29	2,237,750	2,265,722

		5,968,573
Consumer cyclicals (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.438%, 8/21/28	600,684	602,023
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.829%, 6/18/31	1,723,988	1,722,143
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.824%, 1/27/29	2,162,217	2,165,114
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.552%, 1/27/31	2,273,546	2,170,600
Great Canadian Gaming Corp. bank term loan FRN Class B, (CME Term SOFR 3 Month + 4.75%), 9.087%, 11/1/29	1,278,062	1,280,854
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.167%, 5/30/31	1,007,333	983,218
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.174%, 1/29/28	1,295,151	1,292,140
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	1,094,472	1,095,572
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.574%, 10/19/29	2,014,714	2,010,936

		13,322,600
Consumer staples (0.5%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.174%, 11/18/29	738,212	739,135
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 3/10/28	1,493,306	1,493,776
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.313%, 12/2/30	703,427	705,147
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 3/27/28	1,767,199	1,769,187

		4,707,245
Financials (0.2%)
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 7.938%, 3/11/28	1,440,000	1,438,200

		1,438,200
Health care (0.5%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.674%, 5/5/27	1,976,471	1,972,766
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.324%, 4/23/31	2,436,893	2,442,327

		4,415,093
Technology (0.9%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	1,693,983	1,700,140
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 5/8/31	1,526,175	1,528,563
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	1,736,275	1,642,343
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.574%, 10/5/28	1,704,101	1,711,710
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	1,592,768	1,594,464

		8,177,220
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.305%, 4/20/28	2,104,917	2,151,751
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.959%, 6/4/29	1,123,650	1,120,959
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.297%, 2/24/31	1,515,882	1,520,300

		4,793,010

Total senior loans (cost $65,767,621)		$65,546,168

CONVERTIBLE BONDS AND NOTES (2.1%)(a)
	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$28,000	$65,884
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	20,000	21,839
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	925,000	947,890

		1,035,613
Communication services (—%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	48,000	39,389

		39,389
Consumer cyclicals (0.5%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	1,770,000	1,666,013
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	33,000	28,999
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	39,000	75,992
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	38,000	36,385
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	53,000	67,337
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	1,276,000	1,886,566
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30	59,000	61,980
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	28,000	27,038
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	12,000	59,271
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	74,000	79,587

		3,989,168
Consumer staples (0.4%)
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	1,185,000	1,827,152
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	83,000	69,721
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	43,000	46,096
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	2,115,000	2,035,688
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	61,000	75,945
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	56,000	57,876

		4,112,478
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	1,000,000	695,898
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	51,000	55,195

		751,093
Financials (0.3%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29	37,000	48,396
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	1,896,000	3,096,168

		3,144,564
Health care (—%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	37,000	40,700
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	39,000	36,728
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	45,000	41,985
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	70,000	62,125
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	32,000	39,040
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	19,000	24,712
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	23,000	34,742
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	36,000	49,473
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28	31,000	33,015
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	18,000	18,811

		381,331
Technology (0.7%)
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	56,000	51,352
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	31,000	30,799
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	67,000	60,702
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	2,325,000	2,485,425
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	13,000	14,885
Lumentum Holdings, Inc. cv. sr. unsec. sub. notes 0.50%, 6/15/28	135,000	126,698
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	36,000	34,155
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	51,000	47,609
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29	51,000	57,088
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	39,000	37,128
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	89,000	78,930
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	41,000	40,447
Progress Software Corp. cv. sr. unsec. sub. notes 3.50%, 3/1/30	39,000	41,490
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	62,000	58,900
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	1,654,000	2,226,905
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	71,000	91,945
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	65,000	82,550
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	22,000	20,372
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	31,000	34,875
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	78,000	30,264
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	20,000	19,415

		5,671,934
Utilities and power (—%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	37,000	40,386
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	32,000	82,381
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	37,000	40,460
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	32,000	35,320
Southern Co. (The) 144A cv. sr. unsec. unsub. notes 4.50%, 6/15/27	42,000	45,623

		244,170

Total convertible bonds and notes (cost $16,715,951)		$19,369,740

CONVERTIBLE PREFERRED STOCKS (1.4%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	23,057	$1,816,200
Ares Management Corp. $3.375 cv. pfd.	1,413	75,511
Bank of America Corp. Ser. L, 7.25% cv. pfd.	141	174,699
Boeing Co. (The) $3.00 cv. pfd.	52,091	3,119,209
Chart Industries, Inc. $3.38 cv. pfd.	35,272	2,463,396
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	36,915	2,107,477
NextEra Energy, Inc. $3.81 cv. pfd.	44,555	2,121,709
NextEra Energy, Inc. $3.46 cv. pfd.	2,288	91,978
PG&E Corp. $3.00 cv. pfd.(NON)	28,582	1,199,301

Total convertible preferred stocks (cost $11,394,473)		$13,169,480

COMMON STOCKS (0.5%)(a)
	Shares	Value
GFL Environmental, Inc. (Canada)	26,825	$1,211,417
Jackson Financial, Inc. (Preference)	10,000	263,700
Viking Holdings, Ltd. (Bermuda)(NON)	71,600	3,443,960

Total common stocks (cost $2,838,584)		$4,919,077

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.25%, 5/15/50	$1,768,000	$893,254
U.S. Treasury Notes
4.25%, 11/15/34	275,000	276,117
0.375%, 12/31/25(i)	56,000	54,327

Total U.S. treasury obligations (cost $1,203,863)		$1,223,698

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Allstate Corp. (The) Ser. J, $1.844 pfd.	8,000	$217,600
PennyMac Mortgage Investment Trust Ser. A, $2.031 pfd. ARP	4,000	99,720
SCE Trust VII $7.50 pfd.	10,000	237,600

Total preferred stocks (cost $556,000)		$554,920

SHORT-TERM INVESTMENTS (4.5%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	41,178,789	$41,178,789
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(P)	90,000	90,000

Total short-term investments (cost $41,268,789)		$41,268,789
TOTAL INVESTMENTS

Total investments (cost $910,606,581)		$917,885,162

	FORWARD CURRENCY CONTRACTS at 2/28/25 (aggregate face value $21,710,396) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	HSBC BANK PLC
		Euro	Sell	3/19/25	$261,709	$265,807	$4,098
	Bank of America N.A.
		Euro	Sell	3/19/25	3,316,775	3,365,773	48,998
	Citibank, N.A.
		Euro	Sell	3/19/25	2,690,376	2,720,531	30,155
	Goldman Sachs International
		Euro	Sell	3/19/25	704,879	715,225	10,346
	HSBC Bank USA, National Association
		Euro	Buy	3/19/25	261,709	265,807	(4,098)
		Euro	Sell	3/19/25	261,709	265,323	3,614
	JPMorgan Chase Bank N.A.
		Euro	Sell	3/19/25	402,996	408,913	5,917
	Morgan Stanley & Co. International PLC
		British Pound	Sell	3/19/25	151,320	153,069	1,749
		Euro	Sell	3/19/25	1,840,161	1,987,541	147,380
	NatWest Markets PLC
		Euro	Buy	3/19/25	905,547	909,381	(3,834)
		Euro	Sell	3/19/25	905,547	918,881	13,334
	State Street Bank and Trust Co.
		British Pound	Sell	3/19/25	2,019,869	2,035,408	15,539
		Euro	Sell	3/19/25	6,848,129	6,975,484	127,355
	UBS AG
		Euro	Buy	3/19/25	715,883	723,253	(7,370)

	Unrealized appreciation						408,485

	Unrealized (depreciation)						(15,302)

	Total						$393,183
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(649,381)	$8,906,000	$681,567	12/20/29	500 bp — Quarterly	$120,009

	Total		$(649,381)					$120,009
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2025. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam High Yield Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $924,177,917.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$38,938,525	$75,974,807	$73,734,543	$341,850	$41,178,789

	Total Short-term investments	$38,938,525	$75,974,807	$73,734,543	$341,850	$41,178,789
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
At the close of the reporting period, the fund has deposited cash valued at $688,607 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,854 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,211,417	$—	$—
Consumer cyclicals	3,443,960	—	—
Financials	263,700	—	—

Total common stocks	4,919,077	—	—
Convertible bonds and notes	—	19,369,740	—
Convertible preferred stocks	13,169,480	—	—
Corporate bonds and notes	—	771,833,290	—
Preferred stocks	554,920	—	—
Senior loans	—	65,546,168	—
U.S. treasury obligations	—	1,223,698	—
Short-term investments	90,000	41,178,789	—

Totals by level	$18,733,477	$899,151,685	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$393,183	$—
Credit default contracts	—	769,390	—

Totals by level	$—	$1,162,573	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$33,200,000
Centrally cleared credit default contracts (notional)	$11,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com